TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross exposure according to balance [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories [Line Items]
Trade accounts receivable	$ 785,952	$ 532,106
Other accounts receivable	209,925	194,454
Gross impaired exposure [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories [Line Items]
Trade accounts receivable	(81,004)	(122,193)
Other accounts receivable
Exposure net of risk concentrations [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories [Line Items]
Trade accounts receivable	704,948	409,913
Other accounts receivable	$ 209,925	$ 194,454